Intangible Assets, Net	6 Months Ended
Oct. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

The components of intangible assets as of April 30, 2025 and October 31, 2025 are as follows:

	April 30, 2025	October 31, 2025
	JPY	JPY	USD
Intangible assets subject to amortization		(Unaudited)	(Unaudited)
Software*	11,800,000	11,800,000	76,599
Accumulated amortization	(1,180,000)	(2,360,000)	(15,320)
Net Carrying Amount	10,620,000	9,440,000	61,279

*	During the fiscal year ended April 30, 2025, the Company purchased software with an original purchase price of JPY31,800,000. In connection with the acquisition, the Company received a government grant of JPY20,000,000 in cash in the same period. The grant related to assets of JPY20,000,000 was offset against the gross acquisition cost of the intangible assets of JPY31,800,000, resulting in the net acquisition cost of JPY11,800,000 under the cost accumulation approach.

The amortization expense for the six months ended October 31, 2024, and 2025 amounted to nil, and JPY1,180,000 (USD 7,660), respectively. There was no impairment loss recognized on intangible assets for the six months ended October 31, 2024, and 2025.

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows:

	JPY	USD
Years ending April 30,
2026	1,180,000	7,660
2027	2,360,000	15,320
2028	2,360,000	15,320
2029	2,360,000	15,320
2030	1,180,000	7,659
Thereafter	-	-
Total	9,440,000	61,279